Fair Value Measurements	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

5.	Fair Value Measurements

Financial assets

As of March 31, 2026, investments in U.S. Treasury Bills were valued through use of quoted prices and are classified as Level 1. The following table presents information about our assets that are measured at fair value on a recurring basis using the above input categories.

	Fair Value Measurements at
	March 31, 2026
	Level 1	Level 2	Level 3	Total

Cash	$2,130,109	$-	$-	$2,130,109
U.S. Treasury Bills due in 3 months or less at purchase	10,968,867	-	-	10,968,867

Total	$13,098,976	$-	$-	$13,098,976

	Fair Value Measurements at
	June 30, 2025
	Level 1	Level 2	Level 3	Total

Cash	$3,978,271	$-	$-	$3,978,271
U.S. Treasury Bills due in 3 months or less at purchase	13,566,276	-	-	13,566,276

Total	$17,544,547	$-	$-	$17,544,547

7.	Fair Value Measurements

At June 30, 2025, there was no value ascribed to the derivative liabilities and as of June 30, 2024 the derivative liability related to warrants that was measured on a recurring basis was a level 3 liability and totaled $3,771.

The following table presents the activity for level 3 liabilities measured at fair value using unobservable inputs for the years ended June 30, 2025 and 2024:

	Derivative liability - Avenue Warrants	Derivative liability - Conversion Option
Balance at June 30, 2023	$894,280	$925,762
Additions to level 3 liabilities	-	-
Change in fair value of level 3 liabilities	(890,509)	(925,762)
Transfer in and/or out of level 3	-	-
Balance at June 30, 2024	$3,771	$-
Additions to level 3 liabilities	-	-
Change in fair value of level 3 liabilities	(3,771)	-
Transfer in and/or out of Level 3	-	-
Balance at June 30, 2025	$-	$-

The fair values of derivative liabilities for the Avenue Warrants and Conversion Option at June 30, 2024 in the accompanying balance sheet, were approximately $3,800 and zero, respectively. The total change in the fair value of the derivative liabilities totaled approximately $3,800 and $1.8 million for the years ended June 30, 2025, and 2024, respectively; and accordingly, was recorded in the accompanying statements of operations and comprehensive loss.

The assumptions used in the Black Scholes model to value the Avenue Warrants at June 30, 2025 included the closing stock price of $9.25 per share; the exercise price of $582.00, remaining term 1.4 years, risk free rate of 3.9% and volatility of 81.0%.

The Conversion Option was nil as of June 30, 2025 and June 30, 2024 as the corresponding debt matured and was repaid in December 2024.

The assumptions used in the Black Scholes model to value the derivative liabilities at June 30, 2024 included the closing stock price of $40.00 per share; for the Avenue Warrants, the exercise price of $582.00, remaining term 2.4 years, risk free rate of 4.6% and volatility of 82.0%; and for the Conversion Option, the conversion price of $698.00; remaining term of 5 months, risk free rate of 5.38% and volatility of 91.0%.

Financial assets

As of June 30, 2025, investments in U.S. Treasury Bills were valued through use of quoted prices and are classified as Level 1. The following table presents information about our assets that are measured at fair value on a recurring basis using the above input categories.

	Fair Value Measurements at
	June 30, 2025
	Level 1	Level 2	Level 3	Total

Cash	$3,978,271	$-	$-	$3,978,271
U.S. Treasury Bills due in 3 months or less at purchase	13,566,276	-	-	13,566,276

Total	$17,544,547	$-	$-	$17,544,547

	Fair Value Measurements at
	June 30, 2024
	Level 1	Level 2	Level 3	Total

Cash	$12,763,941	$-	$-	$12,763,941
U.S. Treasury Bills due in 3 months or less at purchase	11,079,857	-	-	11,079,857

Total	$23,843,798	$-	$-	$23,843,798